Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 7,372	$ 13,899
Marketable securities	888	1,083
Trade and other receivables	3,762	5,746
Inventories	8,189	8,987
Recoverable income taxes	2,493	739
Other recoverable taxes	1,051	1,296
Escrow account - Class action agreement		1,881
Others	1,493	1,485
Current assets other than assets classified as held for sale	25,248	35,116
Assets classified as held for sale	2,564	1,946
Current assets	27,812	37,062
Long-term receivables
Trade and other receivables	2,567	5,492
Marketable securities	58	53
Judicial deposits	8,236	6,711
Deferred income taxes	1,388	2,680
Other tax assets	3,939	3,540
Advances to suppliers	326	666
Others	1,177	2,917
Non-current receivables	17,691	22,059
Investments	5,499	2,759
Property, plant and equipment	159,265	157,383
Intangible assets	19,473	2,805
Non-current assets	201,928	185,006
Total assets	229,740	222,068
Current liabilities
Trade payables	5,601	6,327
Finance debt	4,469	3,667
Lease liability	5,737	23
Income taxes payable	276	211
Other taxes payable	3,424	3,556
Dividends payable	1,558	1,109
Short-term benefits	1,645	1,658
Pension and medical benefits	887	810
Provisions for legal proceedings		3,482
Agreement with US Authorities		783
Others	1,973	2,442
Current liabilities other than Liabilities on assets classified as held for sale	25,570	24,068
Liabilities related to assets classified as held for sale	3,246	983
Current liabilities	28,816	25,051
Non-current liabilities
Finance debt	58,791	80,508
Lease liability	18,124	162
Income taxes payable	504	552
Deferred income taxes	1,760	654
Pension and medical benefits	25,607	21,940
Provisions for legal proceedings	3,113	3,923
Provision for decommissioning costs	17,460	15,133
Others	1,350	970
Non-current liabilities	126,709	123,842
Total liabilities	155,525	148,893
Equity
Share capital (net of share issuance costs)	107,101	107,101
Capital reserve and capital transactions	1,064	1,067
Profit reserves	65,627	58,161
Accumulated other comprehensive (deficit)	(100,469)	(94,785)
Attributable to the shareholders of Petrobras	73,323	71,544
Non-controlling interests	892	1,631
Total equity	74,215	73,175
Total liabilities and equity	$ 229,740	$ 222,068